COMMITMENTS AND CONTINGENCIES (Details) - USD ($)		9 Months Ended	12 Months Ended
	Nov. 10, 2020	Sep. 30, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Number of units issued			39,451,134
Underwriting cash discount per unit		$ 0.20
Aggregate underwriter cash discount		$ 16,336,200
Deferred fee per unit		$ 0.35
Aggregate deferred underwriting fee payable		$ 28,588,350
Over-allotment option
Loss Contingencies [Line Items]
Number of units issued	6,681,000	9,000,000
Threshold number of days granted for underwriter for purchase of additional units		30 days